Income Taxes - Components of Income Tax Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Current income tax:
Federal	$ 57		$ 172		$ 233
State	(2)		6		0
Total current income tax	55		178		233
Deferred income tax:
Federal	150		136		(277)
State	4		2		(1)
Total deferred income tax	154	[1]	138	[1]	(278)
Total income tax provision (benefit)	$ 209	[2]	$ 316	[2]	$ (45)

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.
[2]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.